Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 92,997	¥ 95,151	¥ 95,184
Impairment losses recognized	(302)	(2,155)	0
Foreign exchange translation		1	(33)
Balance at end of fiscal year	92,695	92,997	95,151
Gross amount of goodwill	167,552	169,313	169,489
Accumulated impairment losses	¥ 74,857	¥ 76,316	¥ 74,338